Related Party Transactions - Schedule of Loans to and from Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans to Related Parties [Member]
Schedule of Loans to and from Related Parties [Line Items]
Beginning Balance		$ 215
Loan repayments received		(215)
Ending Balance
Loans from Related Parties [Member]
Schedule of Loans to and from Related Parties [Line Items]
Beginning Balance		61
Loan received (repayments)	5,071	(61)
Capitalizations effect on share premium account	(5,071)
Ending Balance